Consolidated Statements of Redeemable Convertible Class A Common Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	IPO	Common Stock	Common Stock IPO	Additional Paid-in Capital	Additional Paid-in Capital IPO	Accumulated Other Comprehensive Income (Loss)	Accumulated Earnings (Deficit)
Balance at end of period (in shares) at Feb. 04, 2016	0
Balance at end of period at Feb. 04, 2016	$ 0
Balance at end of period (in shares) at Feb. 04, 2016			0
Balance at end of period at Feb. 04, 2016	$ 0		$ 0		$ 0		$ 0	$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of stock (in shares)	2,662,000
Issuance of stock	$ 2,661,600
Accumulating dividends	$ 217,904
Balance at end of period (in shares) at Dec. 31, 2016	2,662,000
Balance at end of period at Dec. 31, 2016	$ 2,879,504
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	(66,047)						(66,047)
Net loss	(262,594)							(262,594)
Comprehensive income (loss)	(328,641)
Issuance of stock (in shares)			99,356,000
Issuance of stock	26,885		$ 99		26,786
Accumulating dividends	(217,904)				(26,803)			(191,101)
Stock-based compensation	17				17
Balance at end of period (in shares) at Dec. 31, 2016			99,356,000
Balance at end of period at Dec. 31, 2016	(519,643)		$ 99		0		(66,047)	(453,695)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of stock	$ 74
Repurchase of stock (in shares)	(1,000)
Repurchase of stock	$ (697)
Accumulating dividends	$ 268,006
Balance at end of period (in shares) at Dec. 31, 2017	2,661,030
Balance at end of period at Dec. 31, 2017	$ 3,146,887
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	141,341						141,341
Net loss	(83,866)							(83,866)
Comprehensive income (loss)	57,475
Exercise of stock options (in shares)			5,000
Exercise of stock options	1				1
Issuance of stock (in shares)			1,468,000
Issuance of stock	399		$ 2		397
Repurchase of stock (in shares)			(95,000)
Repurchase of stock	(67)				(67)
Accumulating dividends	(268,006)				(411)			(267,595)
Stock-based compensation	$ 80				80
Balance at end of period (in shares) at Dec. 31, 2017	100,734,056		100,734,000
Balance at end of period at Dec. 31, 2017	$ (729,761)		$ 101		0		75,294	(805,156)
Increase (Decrease) in Temporary Equity [Roll Forward]
Accumulating dividends	$ 69,835
Balance at end of period (in shares) at Mar. 31, 2018	2,661,000
Balance at end of period at Mar. 31, 2018	$ 3,216,722
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	33,353						33,353
Net loss	(59,910)							(59,910)
Comprehensive income (loss)	(26,557)
Exercise of stock options (in shares)			2,000
Exercise of stock options	0
Issuance of stock (in shares)			1,262,000
Issuance of stock	352		$ 1		351
Repurchase of stock (in shares)			(12,000)
Repurchase of stock	(24)				(24)
Accumulating dividends	(69,835)				(368)			(69,467)
Stock-based compensation	41				41
Balance at end of period (in shares) at Mar. 31, 2018			101,986,000
Balance at end of period at Mar. 31, 2018	$ (825,784)		$ 102		0		108,647	(934,533)
Balance at beginning of period (in shares) at Dec. 31, 2017	2,661,030
Balance at beginning of period at Dec. 31, 2017	$ 3,146,887
Increase (Decrease) in Temporary Equity [Roll Forward]
Repurchase of stock	(17)
Accumulating dividends	$ 231,549
Conversion of Class A shares and accumulated dividends to Common Stock upon initial public offering (in shares)	(2,661,000)
Conversion of Class A shares and accumulated dividends to common stock upon initial public offering	$ (3,378,419)
Balance at end of period (in shares) at Dec. 31, 2018	0
Balance at end of period at Dec. 31, 2018	$ 0
Balance at beginning of period (in shares) at Dec. 31, 2017	100,734,056		100,734,000
Balance at beginning of period at Dec. 31, 2017	$ (729,761)		$ 101		0		75,294	(805,156)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	(58,251)						(58,251)
Net loss	(102,066)							(102,066)
Comprehensive income (loss)	$ (160,317)
Exercise of stock options (in shares)	46,100		46,000
Exercise of stock options	$ 16				16
Issuance of stock (in shares)			1,408,000	25,000,000
Issuance of stock	406	$ 353,526	$ 1	$ 25	405	$ 353,501
Repurchase of stock (in shares)			(57,000)
Repurchase of stock	(473)				(473)
Accumulating dividends	(231,549)				(15,196)			(216,353)
Conversion of Class A shares and accumulated dividends to common stock upon initial public offering (in shares)			177,811,000
Conversion of Class A shares and accumulated dividends to common stock upon initial public offering	3,378,419		$ 178		2,666,994			711,247
Stock-based compensation	$ 5,833				5,833
Balance at end of period (in shares) at Dec. 31, 2018	304,942,415		304,942,000
Balance at end of period at Dec. 31, 2018	$ 2,616,100		$ 305		3,011,080		17,043	(412,328)
Balance at end of period (in shares) at Mar. 31, 2019	0
Balance at end of period at Mar. 31, 2019	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	(27,708)						(27,708)
Net loss	3,145							3,145
Comprehensive income (loss)	$ (24,563)
Exercise of stock options (in shares)	46,625		47,000
Exercise of stock options	$ 36				36
Issuance of stock (in shares)			1,416,000
Issuance of stock	749		$ 1		748
Stock-based compensation	$ 7,788				7,788
Balance at end of period (in shares) at Mar. 31, 2019	304,942,415		306,405,000
Balance at end of period at Mar. 31, 2019	$ 2,606,377		$ 306		$ 3,019,652		$ (10,665)	$ (402,916)